OTHER INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2021
Disclosure of other income and expense [abstract]
OTHER INCOME AND EXPENSE

NOTE 30 – OTHER INCOME AND EXPENSE

Below is the detail of the other income and expense in the years ended on December 31, 2021, 2020 and 2019:

		December 31,		December 31,		December 31,
Other Income		2021		2020		2019
Net gain on sale of debt securities (1)	Ps.	314,960	Ps.	613,213	Ps.	198,562
Share of profit of equity accounted investees, net of tax		300,217		220,162		229,626
Dividends		159,122		91,565		84,686
Foreign exchange gains, net		87,236		363,034		312,267
Gain on the sale of non-current assets held for sale		36,225		112,043		23,381
Gain on sale of assets properties, plant and equipment		23,770		22,941		24,381
Net gain or loss on asset valuation		20,974		(50,326)		14,151
Other income		351,543		344,267		395,909
Total other income	Ps.	1,294,047	Ps.	1,716,899	Ps.	1,282,963

1)  Includes the net effect of the sale and the realization of OCI of the investments (see note 9.2).

	December 31,		December 31,		December 31,
Other Expense	2021		2020		2019
Personnel expenses	Ps.	(4,513,015)	Ps.	(4,400,542)	Ps.	(4,085,396)
Taxes and fees		(1,026,976)		(960,332)		(914,476)
Affiliation contributions and transfers		(744,622)		(564,349)		(664,835)
Consultancy, audit and other fees		(664,196)		(704,457)		(661,645)
Maintenance and repairs		(581,639)		(537,130)		(458,522)
Insurance		(581,515)		(520,006)		(382,322)
Depreciation of tangible assets		(428,311)		(440,382)		(416,946)
Depreciation right of use assets		(307,018)		(325,508)		(292,771)
Marketing		(301,633)		(221,541)		(351,104)
Amortization of intangible assets		(295,648)		(249,481)		(191,768)
Warehouse services		(270,062)		(283,013)		(277,574)
Leases (rent)		(174,683)		(158,514)		(175,002)
Transportation services		(171,018)		(167,442)		(184,720)
Cleaning and security services		(154,205)		(162,944)		(137,721)
Outsourcing services		(152,739)		(148,113)		(149,280)
Data processing		(119,111)		(99,919)		(83,542)
Supplies and stationary		(97,416)		(94,866)		(103,104)
Losses due to claims		(76,761)		(74,220)		(60,302)
Impairment losses other assets		(72,223)		(7,060)		(20,755)
Adaptation and installation		(63,552)		(59,501)		(58,904)
Travel expenses		(28,852)		(25,985)		(58,663)
Loss from sale of property and equipment		(12,767)		(19,201)		(14,227)
Donations expenses		(4,171)		(41,213)		(7,256)
Loss from sale of non-current assets held for sale		(3,179)		(3,420)		(4,392)
Other		(551,384)		(383,612)		(416,122)
Total other expense	Ps.	(11,396,696)	Ps.	(10,652,751)	Ps.	(10,171,349)